Ultra-Small Company Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 100.01%
Communication Services - 4.39%
Alaska Communications
Systems Group, Inc. 223,400 $ 726,050
Cinedigm Corp.,
Class A*+ 97,000 161,990
Creative Realities, Inc.*+ 134,300 245,769
Cumulus Media, Inc.,
Class A*+ 194,900 1,775,539
DHI Group, Inc.* 20,300 68,005
Entravision
Communications Corp.,
Class A 98,600 398,344
Gogo, Inc.*+ 31,200 301,392
Salem Media Group, Inc.*+ 128,000 376,320
Townsquare Media, Inc.,
Class A 10,500 112,665
Travelzoo* 6,100 102,236
4,268,310
Consumer Discretionary - 14.95%
AMCON Distributing Co. 2,100 240,870
Bassett Furniture
Industries, Inc. 22,300 541,221
Big 5 Sporting Goods
Corp.+ 141,900 2,227,830
Build-A-Bear Workshop,
Inc.* 35,700 246,330
Charles & Colvard, Ltd.*+ 317,700 940,392
Conn's, Inc.* 89,800 1,746,610
Container Store Group,
Inc. (The)* 43,200 718,848
Crown Crafts, Inc. 41,600 321,568
Dixie Group, Inc. (The)* 25,600 76,032
Educational Development
Corp. 64,000 1,091,200
Ever-Glory International
Group, Inc.* 27,000 72,090
Hovnanian Enterprises,
Inc., Class A* 35,400 3,743,196
Lakeland Industries, Inc.*+ 17,200 479,192
Lazydays Holdings, Inc.*+ 65,900 1,173,679
Lincoln Educational
Services Corp.*+ 49,564 317,705
Live Ventures, Inc.* 7,302 174,445
Rocky Brands, Inc. 1,500 81,090
Strattec Security Corp.* 1,000 46,900
Vince Holding Corp.*+ 26,200 293,964
14,533,162
Consumer Staples - 1.71%
Lifeway Foods, Inc.* 41,700 225,180
Mannatech, Inc. 13,809 281,427
Industry Company Shares Value
Consumer Staples (continued)
Natural Alternatives
International, Inc.* 31,700 $ 486,912
Ocean Bio-Chem, Inc. 12,798 153,832
Oil-Dri Corp. of America 2,000 68,880
Summer Infant, Inc.*+ 3,000 39,810
Village Super Market, Inc.,
Class A 17,100 403,047
1,659,088
Energy - 4.59%
Centrus Energy Corp.,
Class A*+ 34,000 806,480
Dawson Geophysical Co.* 40,000 98,000
ENGlobal Corp.*+ 78,700 355,724
Forum Energy
Technologies, Inc.*+ 27,800 515,412
Geospace Technologies
Corp.* 7,500 68,400
Goodrich Petroleum Corp.* 5,000 47,300
Mammoth Energy
Services, Inc.* 72,300 384,636
SilverBow Resources,
Inc.*+ 145,951 1,135,499
Smart Sand, Inc.*+ 415,137 1,050,297
4,461,748
Financials - 19.66%
A-Mark Precious Metals,
Inc. 67,500 2,430,000
AmeriServ Financial, Inc. 11,600 47,096
Ashford, Inc.*+ 6,100 54,107
Atlanticus Holdings Corp.* 25,300 767,349
Bank7 Corp. 3,500 61,635
Capitala Finance Corp.*+ 57,583 889,082
Carver Bancorp, Inc.*+ 146,500 1,330,220
CF Bankshares, Inc.+ 4,800 95,808
Chemung Financial Corp. 1,200 50,184
Citizens Community
Bancorp, Inc. 3,300 40,953
Cohen & Co., Inc.* 25,100 595,623
Community West
Bancshares 5,000 64,200
Consumer Portfolio
Services, Inc.* 408,100 1,644,643
Elevate Credit, Inc.* 449,300 1,311,956
EZCORP, Inc., Class A* 279,100 1,387,127
First United Corp. 3,600 63,432
FlexShopper, Inc.*+ 44,300 114,737
FS Bancorp, Inc. 5,600 376,320
GAMCO Investors, Inc.,
Class A 4,200 77,910

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Impac Mortgage Holdings,
Inc.* 1 $ 2
Investcorp Credit
Management BDC, Inc. 79,600 447,352
Kingstone Cos., Inc. 16,200 138,348
Manning & Napier, Inc. 244,100 1,579,327
Marlin Business Services
Corp. 47,943 653,943
Monroe Capital Corp.+ 55,100 553,204
Northeast Bank 19,700 519,883
Ocwen Financial Corp.* 72,200 2,052,646
Pzena Investment
Management, Inc.,
Class A 59,100 622,323
Randolph Bancorp, Inc.* 3,600 72,000
SB Financial Group, Inc. 2 36
Security National Financial
Corp., Class A* 106,377 994,625
Silvercrest Asset
Management Group,
Inc., Class A 4,500 64,710
19,100,781
Health Care - 21.97%
Alimera Sciences, Inc.*+ 18,300 176,046
American Shared Hospital
Services*+ 99,500 275,615
Ampio Pharmaceuticals,
Inc.*+ 415,000 701,350
Apyx Medical Corp.* 19,900 192,234
Castlight Health, Inc.,
Class B* 776,852 1,173,047
cbdMD, Inc.*+ 496,200 2,054,268
Cumberland
Pharmaceuticals, Inc.* 16,400 49,692
CynergisTek, Inc.* 35,000 66,850
Electromed, Inc.* 86,138 907,894
Enzo Biochem, Inc.* 47,900 164,776
Exagen, Inc.* 14,700 257,250
Five Star Senior Living,
Inc.* 121,400 742,968
Harrow Health, Inc.*+ 116,300 785,025
Harvard Bioscience, Inc.* 180,900 987,714
Idera Pharmaceuticals,
Inc.*+ 72,200 93,860
Infinity Pharmaceuticals,
Inc.*+ 70,300 227,069
InfuSystem Holdings, Inc.* 52,198 1,062,751
Inotiv, Inc.*+ 67,510 1,350,200
IntriCon Corp.*+ 33,800 866,632
IRIDEX Corp.* 136,400 920,700
Kewaunee Scientific Corp.* 16,100 198,674
Industry Company Shares Value
Health Care (continued)
Lineage Cell Therapeutics,
Inc.* 278,600 $ 654,710
Milestone Scientific, Inc.*+ 419,100 1,496,187
Misonix, Inc.* 20,800 407,472
MTBC, Inc.*+ 100,200 832,662
Myomo, Inc.*+ 6,310 80,768
Neuronetics, Inc.* 142,100 1,757,777
Palatin Technologies, Inc.* 250,000 172,400
Pro-Dex, Inc.* 1,700 45,815
Protalix BioTherapeutics,
Inc.*+ 67,000 298,820
Retractable Technologies,
Inc.*+ 53,600 687,152
Sesen Bio, Inc.* 296,500 770,900
Sonoma Pharmaceuticals,
Inc.*+ 6,600 49,038
Star Equity Holdings,
Inc.*+ 111,000 346,320
Voyager Therapeutics, Inc.* 104,800 493,608
21,348,244
Industrials - 12.79%
Acme United Corp. 31,300 1,234,472
ARC Document Solutions,
Inc. 532,600 1,123,786
Avalon Holdings Corp.,
Class A*+ 14,700 53,949
BGSF, Inc. 3,400 47,600
Broadwind, Inc.*+ 205,600 1,356,960
DIRTT Environmental
Solutions*+ 27,400 84,666
DLH Holdings Corp.* 16,100 159,712
Fuel Tech, Inc.*+ 80,000 251,200
GEE Group, Inc.*+ 56,500 71,755
Hudson Global, Inc.* 2,019 33,515
Hudson Technologies, Inc.* 142,700 229,747
Huttig Building Products,
Inc.*+ 45,400 166,164
Limbach Holdings, Inc.* 25,200 266,112
LS Starrett Co. (The),
Class A* 32,300 208,335
LSI Industries, Inc. 177,500 1,514,075
Mastech Digital, Inc.* 21,900 385,659
Mayville Engineering Co.,
Inc.* 10,100 145,238
Mistras Group, Inc.* 8,800 100,408
Orion Energy Systems,
Inc.* 162,200 1,128,912
Orion Group Holdings,
Inc.* 110,100 668,307
Performant Financial Corp.* 278,300 598,345
Quad/Graphics, Inc. 112,475 397,037

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
RCM Technologies, Inc.*+ 131,700 $ 467,535
SIFCO Industries, Inc.* 9,000 112,860
Team, Inc.* 19,400 223,682
Tel-Instrument Electronics
Corp.*+ 11,400 39,900
Transcat, Inc.* 1,046 51,338
USA Truck, Inc.* 55,500 1,060,605
Virco Mfg. Corp.* 17,600 54,560
Volt Information Sciences,
Inc.* 49,300 194,242
12,430,676
Information Technology - 13.65%
AstroNova, Inc. 16,800 225,120
Aviat Networks, Inc.* 38,113 2,707,547
Bel Fuse, Inc., Class B 27,300 542,997
Bridgeline Digital, Inc.*+ 48,100 139,009
Communications Systems,
Inc.+ 91,700 546,532
Computer Task Group,
Inc.* 43,100 411,605
CPS Technologies Corp.*+ 76,900 1,006,621
Daktronics, Inc.* 52,300 327,921
Evolving Systems, Inc.* 88,400 241,332
IEC Electronics Corp.* 8,700 104,748
Information Services
Group, Inc.* 20,500 90,200
inTEST Corp.* 202,100 2,386,801
Intevac, Inc.* 18,400 131,560
One Stop Systems, Inc.*+ 44,300 280,862
RF Industries, Ltd.+ 29,696 179,958
Richardson Electronics,
Ltd. 10,700 68,159
Schmitt Industries, Inc.*+ 70,802 416,316
SecureWorks Corp.,
Class A*+ 27,600 369,288
SilverSun Technologies,
Inc.+ 900 6,876
Synacor, Inc.*+ 164,600 360,474
Synchronoss
Technologies, Inc.*+ 127,000 453,390
Taitron Components, Inc.,
Class A 68,500 282,905
TESSCO Technologies,
Inc.*+ 73,438 531,691
TransAct Technologies,
Inc.* 34,600 376,102
Universal Security
Instruments, Inc.*+ 110,500 745,875
Industry Company Shares Value
Information Technology (continued)
WidePoint Corp.*+ 35,710 $ 328,532
13,262,421
Materials - 5.03%
Ampco-Pittsburgh Corp.* 83,800 565,650
Core Molding
Technologies, Inc.* 35,700 418,636
Flexible Solutions
International, Inc.*+ 23,000 92,920
Friedman Industries, Inc. 71,800 580,862
Gulf Resources, Inc.* 91,960 392,669
Olympic Steel, Inc. 76,600 2,255,870
TimkenSteel Corp.* 49,200 578,100
4,884,707
Real Estate - 1.27%
CTO Realty Growth, Inc. 23,800 1,237,838
TOTAL COMMON STOCKS - 100.01% 97,186,975
(Cost $63,813,261)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.00%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 517
517
TOTAL MONEY MARKET FUND - 0.00% 517
(Cost $517)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 8.48%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 8,245,368
8,245,368
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 8.48% 8,245,368
(Cost $8,245,368)
TOTAL INVESTMENTS
-
108.49%
$ 105,432,860
(Cost $72,059,146)
Liabilities in Excess of Other Assets - (8.49%) (8,255,189)
NET ASSETS - 100.00% $ 97,177,671

Ultra-Small Company Fund
Schedule of Investments (Unaudited)
(continued)
4
Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2021.
^ Rate disclosed as of March 31, 2021.
+ This security or a portion of the security is out on loan as of
March 31, 2021. Total loaned securities had a value of
$12,600,208 as of March 31, 2021.
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 97,186,975 $ – $ – $ 97,186,975
Money Market
Fund – 517 – 517
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 8,245,368 – 8,245,368
TOTAL
$97,186,975 $8,245,885 $– $105,432,860
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks
Balance as of 06/30/2020 $ 11,264
Purchases/Issuances –
Sales/Expirations (10,462)
Return of Capital –
Realized Gain/(Loss) (115,097)
Change in unrealized Appreciation/(Depreciation) 114,295
Transfers in –
Transfers out –
Balance as of 03/31/2021 $ –
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 03/31/2021 $ –